SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
Borrowings and other credit facilities
Current maturities	Rp 5,209	Rp 4,521
Two-step loans
Borrowings and other credit facilities
Current maturities	206	225
Bonds and notes
Borrowings and other credit facilities
Current maturities		1
Bank loans
Borrowings and other credit facilities
Current maturities	4,110	3,637
Other borrowings
Borrowings and other credit facilities
Current maturities	99
Obligations under finance leases
Borrowings and other credit facilities
Current maturities	Rp 794	Rp 658